Investments Held at Fair Value - Schedule of Investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Asset held at fair value, Beginning	£ 107
Accounting policy change (IFRS 9) (note 31)	146
Asset held at fair value, adjusted balance	253
Differences on exchange	(53)
Additions	282
Revaluations	36
Disposals	(301)
Asset held at fair value, Ending	217	£ 107
Available-for-sale investments, Current	178
Available-for-sale investments, Non-current	39
Fair value through P&L
Disclosure Of Financial Assets [Line Items]
Accounting policy change (IFRS 9) (note 31)	237
Asset held at fair value, adjusted balance	237
Differences on exchange	(53)
Additions	278
Revaluations	36
Disposals	(285)
Asset held at fair value, Ending	213
Available-for-sale investments, Current	178
Available-for-sale investments, Non-current	35
Fair value through OCI
Disclosure Of Financial Assets [Line Items]
Accounting policy change (IFRS 9) (note 31)	16
Asset held at fair value, adjusted balance	16
Additions	4
Disposals	(16)
Asset held at fair value, Ending	4
Available-for-sale investments, Non-current	4
Available-for-sale
Disclosure Of Financial Assets [Line Items]
Asset held at fair value, Beginning	107	58
Accounting policy change (IFRS 9) (note 31)	£ (107)
Additions		90
Revaluations		(27)
Disposals		(14)
Asset held at fair value, Ending		107
Available-for-sale investments, Current		65
Available-for-sale investments, Non-current		£ 42